Post-Employment Benefit Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of post employment benefits
A summary of the Company’s post-employment benefit costs during the years ended December 31, 2019 and 2018 is summarized below:

	Years Ended December 31
(in thousands)	2019	2018

Post-employment benefits

Supplemental Employee Retirement Plan (SERP)	$810	$-

Group RRSP	223	226

Total post-employment benefits	$1,033	$226